January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.7%
B3 SA - Brasil Bolsa Balcao	74,314	$ 142,294
Banco Santander Brasil SA	100,624	446,984
Cia Siderurgica Nacional SA	8,233	12,806
Cyrela Brazil Realty SA Empreendimentos e Participacoes	39,202	137,045
Fleury SA	50,155	101,614
Grupo SBF SA	72,986	144,122
Lojas Renner SA	358,096	836,407
Telefonica Brasil SA	4,836	42,923
Ultrapar Participacoes SA	8,990	25,444
Vale SA	62,314	577,605
		2,467,244
Chile — 1.2%
Banco de Chile	4,792,294	593,272
Banco de Chile, ADR	9,127	225,803
Empresas CMPC SA	129,322	220,700
Empresas Copec SA	13,012	86,942
		1,126,717
China — 26.6%
3SBio, Inc.(a)	491,500	379,101
Agricultural Bank of China Ltd., Class H	266,000	146,503
Alibaba Group Holding Ltd.	266,620	3,270,489
Baidu, Inc., Class A(b)	9,250	104,585
Bank of China Ltd., Class H	945,000	488,875
BYD Co. Ltd., Class A	19,400	730,512
BYD Co. Ltd., Class H	17,500	614,956
China Construction Bank Corp., Class H	954,000	776,284
China Life Insurance Co. Ltd., Class H	452,000	839,089
China Medical System Holdings Ltd.	151,000	136,292
China Merchants Bank Co. Ltd., Class H	16,000	88,001
China Pacific Insurance Group Co. Ltd., Class A	5,300	23,513
China Pacific Insurance Group Co. Ltd., Class H	117,800	350,901
China Resources Land Ltd.	41,000	124,804
CITIC Securities Co. Ltd., Class H	9,000	24,521
Contemporary Amperex Technology Co. Ltd., Class A	1,400	49,512
COSCO SHIPPING Holdings Co. Ltd., Class H	79,500	119,315
Geely Automobile Holdings Ltd.	253,000	468,403
Great Wall Motor Co. Ltd., Class H	77,000	125,834
Haier Smart Home Co. Ltd., Class A	14,300	54,371
Haier Smart Home Co. Ltd., Class H	23,400	77,397
Huatai Securities Co. Ltd., Class A	304,400	709,316
Industrial & Commercial Bank of China Ltd., Class H	1,163,000	791,626
JD.com, Inc., Class A	45,510	925,711
KE Holdings, Inc., ADR	9,298	162,064
Lenovo Group Ltd.	54,000	65,127
Meituan, Class B(a)(b)	69,480	1,322,382
Minth Group Ltd.(b)	68,000	135,814
NetEase, Inc.	11,970	246,046
New China Life Insurance Co. Ltd., Class H	18,000	56,333
PDD Holdings, Inc., ADR(b)	2,642	295,666
People’s Insurance Co. Group of China Ltd., Class A	322,300	316,235
People’s Insurance Co. Group of China Ltd., Class H	538,000	275,338
PetroChina Co. Ltd., Class H	1,031,700	788,777
Ping An Insurance Group Co. of China Ltd., Class A	112,100	782,878
Ping An Insurance Group Co. of China Ltd., Class H	103,500	582,776
RiseSun Real Estate Development Co. Ltd., Class A(b)	1	—
SF Holding Co. Ltd., Class A	104,100	560,843
Shandong Nanshan Aluminum Co. Ltd., Class A	1,563,046	870,787
Tencent Holdings Ltd.	90,500	4,761,674
Topsports International Holdings Ltd.(a)	228,000	84,342
Security	Shares	Value
China (continued)
Trip.com Group Ltd.(b)	4,100	$ 287,960
Uni-President China Holdings Ltd.	306,000	308,009
Wuliangye Yibin Co. Ltd., Class A	32,701	572,028
Xiaomi Corp., Class B(a)(b)	127,800	640,541
Xtep International Holdings Ltd.	29,500	22,795
Youngor Fashion Co. Ltd., Class A	20,500	22,902
Zijin Mining Group Co. Ltd., Class H	28,000	52,932
		24,634,160
Greece — 0.7%
Eurobank Ergasias Services and Holdings SA	255,820	640,247
India — 14.8%
Ajanta Pharma Ltd.	7,429	230,458
Atul Ltd.	2,968	214,982
Bharti Airtel Ltd.	38,595	721,900
Blue Star Ltd.	20,449	427,434
Brigade Enterprises Ltd.	5,372	72,235
Chambal Fertilisers and Chemicals Ltd.	143,887	833,621
Computer Age Management Services Ltd.	6,810	281,725
Coromandel International Ltd.	15,883	331,112
Dr. Lal PathLabs Ltd.(a)	11,755	386,337
EID Parry India Ltd.(b)	12,323	116,170
Emami Ltd.	12,917	87,695
Fortis Healthcare Ltd.	19,026	140,069
GE Vernova T&D India Ltd.	6,831	140,087
Great Eastern Shipping Co. Ltd.	33,695	381,441
HCL Technologies Ltd.	8,829	175,213
HDFC Bank Ltd.	29,980	586,809
Hindustan Zinc Ltd.	112,803	583,941
ICICI Bank Ltd.	68,697	988,587
Infosys Ltd.	48,224	1,049,321
Infosys Ltd., ADR	29,481	647,108
Jindal Saw Ltd.	19,958	57,448
KEC International Ltd.	28,749	277,970
Larsen & Toubro Ltd.	20,206	829,081
LIC Housing Finance Ltd.	7,474	51,400
Lupin Ltd.	18,367	439,979
MakeMyTrip Ltd.(b)	1,749	191,113
Natco Pharma Ltd.	4,862	65,694
National Aluminium Co. Ltd.	160,358	372,117
NCC Ltd./India	74,926	216,852
Onesource Speciality Pharma Ltd.(b)	6,721	122,717
Reliance Industries Ltd.	30,256	440,311
State Bank of India	84,587	751,923
Strides Pharma Science Ltd.	13,442	106,276
Sun Pharmaceutical Industries Ltd.	3,274	65,785
Tata Consultancy Services Ltd.	7,912	374,384
Triveni Turbine Ltd.	26,588	204,469
Vedanta Ltd.	21,139	107,263
Voltas Ltd.	3,956	57,394
Wipro Ltd.	142,875	511,845
Wipro Ltd., ADR	4,020	14,753
Zee Entertainment Enterprises Ltd.	41,960	50,886
		13,705,905
Indonesia — 2.9%
Aneka Tambang Tbk	2,115,300	179,743
Astra International Tbk PT	2,249,700	661,041
Bank Central Asia Tbk PT	1,280,700	739,834
Bank Mandiri Persero Tbk PT	1,302,600	478,604

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	2,151,000	$ 555,447
Indofood Sukses Makmur Tbk PT	73,200	35,253
		2,649,922
Kuwait — 0.4%
Kuwait Finance House KSCP	129,750	330,271
Malaysia — 1.7%
KPJ Healthcare Bhd	103,000	52,050
Malayan Banking Bhd.	435,200	1,008,946
Maxis Bhd	29,100	22,685
Public Bank Bhd	500,500	483,437
		1,567,118
Mexico — 1.5%
Alsea SAB de C.V.	27,547	58,691
America Movil SAB de C.V., Series B	210,655	147,099
Arca Continental SAB de C.V.	44,281	404,688
Coca-Cola Femsa SAB de C.V.	6,028	47,355
Coca-Cola Femsa SAB de C.V., ADR	883	69,307
Grupo Aeroportuario del Sureste SAB de C.V., Class B	684	18,586
Grupo Financiero Banorte SAB de C.V., Class O	88,143	609,115
Orbia Advance Corp. SAB de C.V.	52,342	33,367
		1,388,208
Philippines — 0.3%
International Container Terminal Services, Inc.	39,430	235,435
Poland — 0.4%
Bank Polska Kasa Opieki SA	3,458	135,650
Powszechny Zaklad Ubezpieczen SA	14,818	181,693
Santander Bank Polska SA	285	35,378
		352,721
Qatar — 0.0%
Ooredoo QPSC	11,697	41,451
Russia — 0.0%
Alrosa PJSC(b)(c)	1,407,496	143
Saudi Arabia — 3.1%
Al Babtain Power & Telecommunication Co.	3,658	44,884
Al Rajhi Bank	46,723	1,232,279
Aldrees Petroleum and Transport Services Co.	5,482	207,580
Riyad Bank	28,575	223,085
Saudi Awwal Bank	13,272	127,127
Saudi Electricity Co.	40,703	184,617
Saudi National Bank	42,206	384,441
Saudi Telecom Co.	41,324	478,873
		2,882,886
South Africa — 2.0%
AVI Ltd.	38,778	204,491
Capitec Bank Holdings Ltd.	5,342	850,548
FirstRand Ltd.	100,678	409,609
Gold Fields Ltd.	10,131	173,095
Life Healthcare Group Holdings Ltd.	69,711	58,769
Sappi Ltd.	42,784	109,463
Sasol Ltd.	6,543	30,348
		1,836,323
South Korea — 11.4%
CJ Corp.	4,549	296,892
CJ Logistics Corp.	2,145	117,324
Coupang, Inc.(b)	4,959	116,586
DB HiTek Co. Ltd.	1,089	24,022
DB Insurance Co. Ltd.	2,227	148,178
Security	Shares	Value
South Korea (continued)
DL E&C Co. Ltd.	7,275	$ 156,178
GS Engineering & Construction Corp.(b)	26,593	314,767
Hana Financial Group, Inc.	3,603	149,130
Hankook Tire & Technology Co. Ltd.	6,198	173,892
Hanon Systems	61,139	178,930
Hanwha Corp.	6,330	132,263
Hyosung TNC Corp.	8	1,224
Hyundai Engineering & Construction Co. Ltd.	1,778	37,850
Hyundai Glovis Co. Ltd.	465	47,504
Hyundai Marine & Fire Insurance Co. Ltd.	20,624	350,035
Hyundai Mobis Co. Ltd.	2,813	507,622
Hyundai Steel Co.	20,529	325,403
KB Financial Group, Inc.	4,569	286,254
KB Financial Group, Inc., ADR	1,635	102,138
KCC Corp.	842	143,159
Kia Corp.	10,232	713,967
KIWOOM Securities Co. Ltd.	1,432	122,755
Korea Electric Power Corp.(b)	2,917	42,099
Korea Gas Corp.(b)	4,036	94,539
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	796	126,168
Korean Air Lines Co. Ltd.	6,605	112,134
LG Chem Ltd.	556	90,175
LG Electronics, Inc.	1,203	69,312
LX International Corp.	159	2,719
NAVER Corp.	2,063	305,504
Pan Ocean Co. Ltd.	120,669	274,668
POSCO Holdings, Inc.	1,639	291,991
Samsung E&A Co. Ltd.	1,458	17,984
Samsung Electronics Co. Ltd.	72,506	2,589,459
Samsung Electronics Co. Ltd., GDR	48	42,911
Samsung Securities Co. Ltd.	18,039	562,683
Shinhan Financial Group Co. Ltd.	3,934	137,036
SK Hynix, Inc.	7,209	970,545
SK Networks Co. Ltd.	2,633	7,577
SK Telecom Co. Ltd.	10,465	398,498
		10,582,075
Taiwan — 19.5%
Arcadyan Technology Corp.	17,000	91,916
ASE Technology Holding Co. Ltd.	41,000	212,811
ASPEED Technology, Inc.	3,000	316,408
Asustek Computer, Inc.	2,000	36,405
Bizlink Holding, Inc.	30,000	567,741
Cathay Financial Holding Co. Ltd.	180,000	362,930
Chicony Electronics Co. Ltd.	16,000	74,093
Chroma ATE, Inc.	59,000	664,415
CTBC Financial Holding Co. Ltd.	442,000	526,106
Delta Electronics, Inc.	46,000	599,382
E.Sun Financial Holding Co. Ltd.	187,161	157,837
Eva Airways Corp.	69,000	99,485
Fubon Financial Holding Co. Ltd.	198,000	554,635
Hon Hai Precision Industry Co. Ltd.	142,000	758,228
KGI Financial Holding Co. Ltd.	53,000	27,706
MediaTek, Inc.	37,000	1,602,360
Parade Technologies Ltd.	1,000	21,172
Pegatron Corp.	14,000	40,734
Pixart Imaging, Inc.	11,000	80,153
Posiflex Technology, Inc.	8,000	80,812
Primax Electronics Ltd.	200,000	495,310
Quanta Computer, Inc.	12,000	95,138
Realtek Semiconductor Corp.	18,000	296,476
Simplo Technology Co. Ltd.	2,000	24,279
Taiwan Semiconductor Manufacturing Co. Ltd.	295,000	9,845,060
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,391	$ 291,164
Uni-President Enterprises Corp.	33,000	78,353
Wisdom Marine Lines Co. Ltd.	28,000	53,048
		18,054,157
Thailand — 1.5%
Advanced Info Service PCL, NVDR	31,400	263,957
Bangkok Bank PCL, NVDR	27,000	123,217
Carabao Group PCL, NVDR	53,500	111,637
CP ALL PCL, NVDR	211,200	325,145
PTT Exploration & Production PCL, NVDR	95,700	360,301
Thai Union Group PCL, NVDR	486,800	172,838
		1,357,095
Turkey — 0.6%
Migros Ticaret A/S	12,576	204,892
TAV Havalimanlari Holding A/S(b)	23,925	185,283
Turk Hava Yollari AO, Class A(b)	13,452	118,758
Turk Telekomunikasyon A/S(b)	32,134	45,264
		554,197
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	132,884	433,067
Emaar Properties PJSC	64,491	236,702
		669,769
United Kingdom — 0.2%
Anglogold Ashanti PLC	5,396	162,478
Pepco Group NV(b)	1,221	5,155
		167,633
United States — 0.1%
GCC SAB de C.V.	14,294	132,828
Total Common Stocks — 92.3% (Cost: $76,381,627)		85,376,505
Preferred Securities
Preferred Stocks — 2.2%
Brazil — 2.2%
Banco Bradesco SA	201,809	417,497
Security	Shares	Value
Brazil (continued)
Gerdau SA	106,791	$ 314,669
Itau Unibanco Holding SA	90,898	525,879
Marcopolo SA	128,668	183,401
Petroleo Brasileiro SA	96,873	624,762
		2,066,208
Total Preferred Securities — 2.2% (Cost: $2,166,041)		2,066,208
Total Long-Term Investments — 94.5% (Cost: $78,547,668)		87,442,713
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(d)(e)	4,759,746	4,759,746
Total Short-Term Securities — 5.2% (Cost: $4,759,746)		4,759,746
Total Investments — 99.7% (Cost: $83,307,414)		92,202,459
Other Assets Less Liabilities — 0.3%		309,870
Net Assets — 100.0%		$ 92,512,329

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 11 (b)	$ —	$ (11)	$ —	$ —	—	$ 427 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,657,734	102,012 (b)	—	—	—	4,759,746	4,759,746	163,639	—
				$ (11)	$ —	$ 4,759,746		$ 164,066	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	86	03/21/25	$ 4,689	$ (36,624)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 2,467,244	$ —	$ —	$ 2,467,244
Chile	446,503	680,214	—	1,126,717
China	836,831	23,797,329	—	24,634,160
Greece	—	640,247	—	640,247
India	975,691	12,730,214	—	13,705,905
Indonesia	35,253	2,614,669	—	2,649,922
Kuwait	—	330,271	—	330,271
Malaysia	—	1,567,118	—	1,567,118
Mexico	1,388,208	—	—	1,388,208
Philippines	—	235,435	—	235,435
Poland	—	352,721	—	352,721
Qatar	41,451	—	—	41,451
Russia	—	—	143	143
Saudi Arabia	—	2,882,886	—	2,882,886
South Africa	263,260	1,573,063	—	1,836,323
South Korea	218,724	10,363,351	—	10,582,075
Taiwan	291,164	17,762,993	—	18,054,157
Thailand	—	1,357,095	—	1,357,095
Turkey	—	554,197	—	554,197
United Arab Emirates	—	669,769	—	669,769
United Kingdom	—	167,633	—	167,633
United States	132,828	—	—	132,828
Preferred Securities
Preferred Stocks	2,066,208	—	—	2,066,208
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 4,759,746	$ —	$ —	$ 4,759,746
	$ 13,923,111	$ 78,279,205	$ 143	$ 92,202,459
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (36,624)	$ —	$ —	$ (36,624)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
SAW	State Aid Withholding